Basis of Presentation (Tables)	12 Months Ended
Sep. 30, 2018
Basis of Presentation [Abstract]
Revenue from Charterers
For the period from December 13, 2016 to September 30, 2017, two charterers individually accounted for more than 10% of the Company's revenues, while for the year ended September 30, 2018 there were three charterers, as follows:

	September 30, 2017	September 30, 2018
Charterer	% of Company's revenue	% of Company's revenue
A	81%	52%
B	16%	24%
C		17%